Overview: (Details) - location	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of business combinations line items
Number of airports	9
Agreement term	50 years
Investing public
Disclosure of business combinations line items
Proportion of interest acquired	65.57%	66.54%
ITA
Disclosure of business combinations line items
Proportion of interest acquired	7.65%	7.65%
Servicios Estrategia Patrimonial
Disclosure of business combinations line items
Proportion of interest acquired		13.51%
Agrupacin Aeroportuaria Internacional
Disclosure of business combinations line items
Proportion of interest acquired	14.47%
Remer Soluciones a la Inversion
Disclosure of business combinations line items
Proportion of interest acquired	12.31%	12.31%
Aeropuerto de Cancun
Disclosure of business combinations line items
Proportion of interest in subsidiary	100.00%	100.00%
Aerostar
Disclosure of business combinations line items
Proportion of interest in subsidiary	60.00%
Airplan
Disclosure of business combinations line items
Proportion of interest in subsidiary	100.00%